Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 171,450	$ 156,934	$ 40,990
Cash paid for purchases of intangible assets accrued in prior years	146,100
Intangible assets additions	24,007	286,159
Amortization of intangible assets	103,230	122,560	$ 118,600
Intangible asset impairment charges	0	40,301
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	1,400	500
Current Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		144,900
Accruals
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		137,800
Prepayments
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets		3,500
Licenses
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	24,000	$ 11,500
Patent and License Rights
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges	$ 28,100
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible asset impairment charges	$ 12,100